Note 9 - Fixed Assets - 10Q (Detail) - Fixed Assets (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Property plant and equipment	$ 6,577,000	$ 6,543,000	$ 6,322,000
Less accumulated depreciation and amortization	(6,019,000)	(5,881,000)	(5,348,000)
Fixed assets net	558,000	662,000	974,000
Equipment [Member]
Property plant and equipment	2,654,000	2,620,000
Furniture and Fixtures [Member]
Property plant and equipment	491,000	491,000
Leasehold Improvements [Member]
Property plant and equipment	922,000	922,000
Assets Held under Capital Leases [Member]
Property plant and equipment	$ 2,510,000	$ 2,510,000